Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 99,264	SFr 51,631
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,817	53,439
Gross carrying amount | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,436	37,695
Gross carrying amount | Past due 1 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,812	12,921
Gross carrying amount | Past due 91 - 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,278	513
Gross carrying amount | Past due 181 - 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	204	820
Gross carrying amount | Past due > 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	1,490
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,553)	(1,807)
Individual loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,998	1,750
Expected credit loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 555	SFr 58